Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest International Equity Moderate Buffer ETF - June | FT Vest International Equity Moderate Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	1.46%	15.04%	(8.47%)